CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Consolidated Statements Of Operations [Abstract]
Net sales	$ 1,474,612	$ 1,722,489	$ 1,605,316
Costs and expenses:
Cost of products sold - (exclusive of depreciation, amortization, and depletion)	1,272,630	1,460,290	1,410,770
Depreciation, amortization, and depletion	118,178	125,295	127,367
Selling, general, and administrative expenses	74,364	78,007	70,989
Goodwill impairment	0	10,551	0
Restructuring charges	102,404	24,464	0
Total operating expenses	1,567,576	1,698,607	1,609,126
Other operating income	(60,594)	0	0
Operating (loss) income	(32,370)	23,882	(3,810)
Interest income	(1,523)	(1,614)	(124)
Interest expense	127,943	122,213	122,528
Other loss (income), net	7,380	25,812	(734)
Net loss	$ (166,170)	$ (122,529)	$ (125,480)